Earnings per Share - Components of Basic and Diluted Earnings Per Share (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Weighted-average shares outstanding:
Net earnings attributable to CDK	$ 56.3	$ 69.6	$ 137.7	$ 176.0
Basic (shares)	160.6	160.6	160.7	160.6
Effect of employee stock options (shares)	0.7	0	0.4	0
Effect of employee restricted stock (shares)	0.6	0	0.4	0
Diluted (shares)	161.9	160.6	161.5	160.6
Basic earnings per share (usd per share)	$ 0.35	$ 0.43	$ 0.86	$ 1.10
Diluted earnings per share (usd per share)	$ 0.35	$ 0.43	$ 0.85	$ 1.10